Pension and Other Postretirement Benefits - Schedule of Net Periodic Benefit Cost Components (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Pension Benefits
Components of net periodic pension benefit cost (credit):
Service cost	$ 3	$ 4	$ 10	$ 11
Interest cost	20	22	61	65
Expected return on plan assets	(23)	(22)	(69)	(67)
Amortization of prior service credit	0	0	(1)	(2)
Amortization of actuarial loss	4	6	12	17
Net periodic pension benefit cost (credit)	4	10	13	24
Other Benefits
Components of net periodic pension benefit cost (credit):
Service cost	1	1	1	1
Interest cost	3	3	9	9
Expected return on plan assets	(3)	(3)	(9)	(9)
Amortization of prior service credit	(6)	(8)	(19)	(24)
Net periodic pension benefit cost (credit)	$ (5)	$ (7)	$ (18)	$ (23)